DREYFUS BASIC US MORTGAGE SECURITIES FUND (Prospectus Summary) | DREYFUS BASIC US MORTGAGE SECURITIES FUND
Fund Summary
Investment Objective
The fund seeks to maximize total return consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	DREYFUS BASIC US MORTGAGE SECURITIES FUND
Exchange fee	5.00
Account closeout fee	5.00
Wire and Dreyfus Teletransfer redemption fee	5.00
Checkwriting charge	2.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DREYFUS BASIC US MORTGAGE SECURITIES FUND
Management fees		0.60%
Other expenses (including shareholder services fees)		0.38%
Total annual fund operating expenses		0.98%
Fee waiver and/or expense reimbursement	[1]	(0.33%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		0.65%
[1]	The Dreyfus Corporation has agreed to limit the fund's expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, to .65 of 1% of the value of the fund's average daily net assets. This agreement may be terminated after May 1, 2013, upon 90 days notice to shareholders.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten- year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS BASIC US MORTGAGE SECURITIES FUND	66	279	510	1,171

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
626.58% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its assets, plus any borrowings for investment purposes, in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund invests at least 65% of its assets in certificates issued by the Government
National Mortgage Association (GNMA) (popularly call "Ginnie Maes"), which are debt securities guaranteed as to timely payment of principal and interest by the
GNMA.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of certain mortgage-related and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect the prices of these securities and, accordingly, the fund's share price. Mortgage-related securities can have a different interest rate sensitivity than other bonds, however, because of prepayments and other factors. Ginnie Maes carry additional risks and may be more volatile than other types of debt securities due to unexpected changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2010: 3.49% Worst Quarter Q4, 2004: -1.36%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS BASIC US MORTGAGE SECURITIES FUND	Fund returns before taxes	7.75%	6.26%	5.35%
DREYFUS BASIC US MORTGAGE SECURITIES FUND After Taxes on Distributions	Fund returns after taxes on distributions	7.06%	4.96%	3.78%
DREYFUS BASIC US MORTGAGE SECURITIES FUND After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	5.02%	4.59%	3.63%
DREYFUS BASIC US MORTGAGE SECURITIES FUND Barclays GNMA Index	Barclays GNMA Index reflects no deduction for fees, expenses or taxes	7.90%	6.95%	5.83%